Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand, checking accounts and demand deposits	$ 56,745,638	$ 1,808,914	$ 54,757,980
Cash equivalents (time deposits with original maturity of less than three months)	35,723,213	1,138,770	21,734,844
Cash and cash equivalents,total	$ 92,468,851	$ 2,947,684	$ 76,492,824	$ 2,438,407	$ 67,284,518	$ 58,040,394